Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21.	COMMITMENTS AND CONTINGENCIES

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in 2021. All agreements provide for automatic renewal options with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as at 30 June 2019 are as follows:

Amount
Year ending 30 June:
2020	$501,443
2021	476,186
2022	31,371
Total minimum payment required	$1,009,000

Capital expenditure commitments

The Company's capital expenditures contracted for as at 30 June 2019 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-3	3-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$2,322,053	$741,829	$1,125,281	$454,943	$-
Total		$2,322,053	$741,829	$1,125,281	$454,943	$-

(a)	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.

Bank guarantee

As of 30 June 2019, the Company had commitments with banks for guarantees in favor of government agencies and others of approximately $4,679,000.

20.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company has several non-cancelable operating leases for properties, office equipment and vehicles, and future payments for operating leases as of 31 December are as follows:

Amount
Year ending 31 December:
2019	$2,835,921
2020	2,041,438
2021	1,580,334
2022	930,949
2023	51,181
2024 and thereafter	161,299
Total minimum payment required	$7,601,122

Rental expense incurred for operating leases for the years ended 31 December 2018 and 2017 amounted to $1,856,584 and $1,831,567 respectively.

Executives/directors agreements

The Company has several employment agreements with executives and directors with the latest expiring in 2021. All agreements provide for auto renewal option with varying terms of one year or three years unless terminated by either party. Future payments for employment agreements as of 31 December are as follows:

Amount
Year ending 31 December:
2019	$251,413
2020	592,803
2021	220,694
Total minimum payment required	$1,064,910

Capital expenditure commitments

The Company's capital expenditures contracted for as of 31 December 2018 but not provided in the consolidated financial statements are as follows:

		Payments Due by Period
			Less than	1-3	4-5	More than
Contractual Obligations	Nature	Total	1 year	years	years	5 years
Service fee commitments	(a)	$1,620,960	$331,560	$675,400	$614,000	$-
Asset construction commitments	(b)	216,326	216,326	-	-	-
Total		$1,837,286	$547,886	$675,400	$614,000	$-

(a)	The Company has commitments to pay certain service fees to Stander Information Company Limited, as its service provider to provide technical services for operating systems, that comprise a monthly fixed amount and certain other fees as specified in the agreement.

(b)	Represents asset under construction for certain office equipment and IT equipment and vehicles.

Bank guarantee

As of 31 December 2018, the Company had commitments with banks for bank guarantees in favor of government agencies and others of $4,462,642.

Litigation

As of 31 December 2018, the Company is a defendant in various labor related lawsuits totaling approximately $635,000. The Company has made a provision for possible losses of approximately $42,000 in the financial statements. The Company's lawyers and management believe that such provision is adequate.